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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Australia: 1.5%
101,064		Iluka Resources Ltd.	$1,963,940	0.3
168,163		National Australia Bank Ltd.	4,256,431	0.7
141,313		Westpac Banking Corp.	3,167,847	0.5
			9,388,218	1.5
		Belgium: 0.7%
142,829		Belgacom S.A.	4,463,080	0.7

		Brazil: 2.3%
266,192		Banco do Brasil S.A.	4,142,491	0.7
267,871	@	Centrais Eletricas Brasileiras SA ADR	2,734,963	0.4
120,170		Petroleo Brasileiro SA ADR	3,356,348	0.5
108,154		Tele Norte Leste Participacoes SA ADR	1,015,566	0.2
61,230		Telefonica Brasil SA ADR	1,704,643	0.3
49,908	L	Tim Participacoes SA ADR	1,439,846	0.2
			14,393,857	2.3
		Canada: 2.7%
155,400		Barrick Gold Corp.	7,655,004	1.2
177,000		Kinross Gold Corp.	1,998,330	0.3
52,000		Magna International, Inc.	2,149,680	0.4
117,400		Nexen, Inc.	2,103,808	0.3
90,500		Suncor Energy, Inc.	3,122,250	0.5
			17,029,072	2.7
		China: 1.7%
4,166,000		China Construction Bank	3,325,147	0.5
279,000		China Mobile Ltd.	2,851,325	0.5
7,658,000		Huaneng Power International, Inc.	4,640,115	0.7
190,000		Sino-Forest Corp.	—	—
			10,816,587	1.7
		Finland: 1.7%
764,449		Nokia OYJ	3,839,445	0.6
149,221		Sampo OYJ	3,933,355	0.6
405,293		Stora Enso OYJ (Euro Denominated Security)	2,894,283	0.5
			10,667,083	1.7
		France: 8.5%
145,347		Accor S.A.	4,427,310	0.7
331,020	@	Alcatel-Lucent	584,402	0.1
84,349		BNP Paribas	3,587,714	0.6
65,314		Capgemini S.A.	2,387,819	0.4
151,336		Carrefour S.A.	3,464,774	0.6
65,793		Cie Generale des Etablissements Michelin	4,514,327	0.7
317,435		France Telecom S.A.	4,772,017	0.8
393,328		Natixis	1,211,629	0.2
197,638		Sanofi-Aventis	14,653,396	2.3
82,079		Societe Generale	2,194,212	0.3
19,134		Technip S.A.	1,802,473	0.3
176,018		Total S.A.	9,329,225	1.5
			52,929,298	8.5
		Germany: 7.1%
46,738		BASF AG	3,605,324	0.6
58,970		Deutsche Bank AG	2,512,611	0.4
52,549	@	Deutsche Boerse AG	3,103,263	0.5
409,476		Deutsche Post AG	6,828,122	1.1
603,072		Deutsche Telekom AG	6,794,413	1.1
141,708		E.ON AG	3,040,610	0.5
79,581		Hannover Rueckversicheru - Reg	4,239,594	0.7
58,772		Metro AG	2,268,480	0.3
71,381		SAP AG	4,315,803	0.7
83,340		Siemens AG	7,870,288	1.2
			44,578,508	7.1
		Hong Kong: 0.8%
402,800		AIA Group Ltd.	1,343,227	0.2
6,582,000	X	Chaoda Modern Agriculture Holdings Ltd.	700,186	0.1
395,000		HongKong Electric Holdings	2,849,957	0.5
			4,893,370	0.8
		Israel: 0.9%
138,301		Israel Chemicals Ltd.	1,443,492	0.2
88,100		Teva Pharmaceutical Industries Ltd. ADR	3,975,953	0.7
			5,419,445	0.9
		Italy: 5.1%
647,657		Enel S.p.A.	2,652,657	0.4
531,344		ENI S.p.A.	11,772,867	1.9
293,706	@	Fiat Industrial SpA	2,886,317	0.5
1,939,890		Intesa Sanpaolo S.p.A.	3,715,583	0.6
469,900		Intesa Sanpaolo SpA	703,914	0.1
9,671,021		Telecom Italia S.p.A. RNC	8,139,673	1.3
426,145		UniCredit SpA	2,125,490	0.3
			31,996,501	5.1
		Japan: 24.0%
71,600		Astellas Pharma, Inc.	2,942,085	0.5
45,000		Canon, Inc.	1,931,639	0.3
1,065,590		Chuo Mitsui Trust Holdings, Inc.	3,342,860	0.5
676,000		Dai Nippon Printing Co., Ltd.	7,290,167	1.2
147,036		Daiichi Sankyo Co., Ltd.	2,807,128	0.4
331,100		Fuji Photo Film Co., Ltd.	7,867,127	1.3
302,000		Hachijuni Bank Ltd.	1,773,531	0.3
1,008,888		Hitachi Ltd.	5,612,281	0.9
52,500		Honda Motor Co., Ltd.	1,811,859	0.3
609		Inpex Holdings, Inc.	4,166,522	0.7
449		Japan Tobacco, Inc.	2,217,131	0.4
153,000		JGC Corp.	4,232,572	0.7
180,500		Komatsu Ltd.	5,090,318	0.8
104,900		Mabuchi Motor Co., Ltd.	4,508,032	0.7
391,500		Mitsubishi UFJ Financial Group, Inc.	1,808,887	0.3
194,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	3,993,613	0.6
1,144,800		Mizuho Financial Group, Inc.	1,733,677	0.3

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan (continued)
16,500		Nintendo Co., Ltd.	$2,240,814	0.4
97,200		Nippon Telegraph & Telephone Corp.	4,876,062	0.8
563,500		Nissan Motor Co., Ltd.	5,338,206	0.8
83,000		NKSJ Holdings, Inc.	1,812,276	0.3
2,584		NTT DoCoMo, Inc.	4,594,976	0.7
204,100		Omron Corp.	4,115,019	0.7
37,000		Ono Pharmaceutical Co., Ltd.	2,089,306	0.3
23,790		ORIX Corp.	2,229,536	0.4
94,600		Rohm Co., Ltd.	4,688,572	0.7
47,100		Sankyo Co., Ltd.	2,306,580	0.4
95,200		Sega Sammy Holdings, Inc.	2,070,316	0.3
336,000		Sekisui House Ltd.	3,159,557	0.5
408,100		Seven & I Holdings Co., Ltd.	11,518,873	1.8
163,500		Shiseido Co., Ltd.	3,009,571	0.5
92,700		Sony Corp.	1,694,880	0.3
227,100		Sumitomo Mitsui Financial Group, Inc.	7,262,723	1.2
16,200		Taisho Pharmaceutical Holdings Co. Ltd.	1,424,036	0.2
97,900		Takeda Pharmaceutical Co., Ltd.	4,256,179	0.7
31,200		TDK Corp.	1,490,099	0.2
336,900		Tokio Marine Holdings, Inc.	8,457,595	1.3
88,300		Tokyo Electron Ltd.	5,033,577	0.8
89,600		Toyota Motor Corp.	3,304,674	0.5
			150,102,856	24.0
		Luxembourg: 0.3%
77,657		ArcelorMittal	1,595,314	0.3

		Mexico: 0.5%
115,600		America Movil SAB de CV ADR	2,683,076	0.4
103,600	@,L	Cemex SAB de CV ADR	705,516	0.1
			3,388,592	0.5
		Netherlands: 7.5%
861,001	@	Aegon NV	4,182,849	0.7
41,487		Akzo Nobel NV	2,164,767	0.3
114,825		European Aeronautic Defence and Space Co. NV	3,860,712	0.6
186,112		Koninklijke Ahold NV	2,469,719	0.4
320,490		Royal Dutch Shell PLC - Class A	11,369,927	1.8
118,206		Royal Dutch Shell PLC - Class B	4,320,074	0.7
237,287		Koninklijke Philips Electronics NV	4,806,172	0.8
272,736		Unilever NV	9,089,014	1.4
268,366		Wolters Kluwer NV	4,875,433	0.8
			47,138,667	7.5
		Norway: 0.3%
70,702		Statoil ASA	1,780,078	0.3

		Portugal: 0.7%
1,115,589		Energias de Portugal S.A.	3,256,662	0.5
225,276		Portugal Telecom SGPS S.A.	1,119,977	0.2
			4,376,639	0.7
		Singapore: 1.5%
479,000		Oversea-Chinese Banking Corp.	3,263,692	0.5
1,114,100		Singapore Telecommunications Ltd.	2,743,934	0.5
233,500		United Overseas Bank Ltd.	3,205,283	0.5
			9,212,909	1.5
		South Africa: 1.2%
72,429		AngloGold Ashanti Ltd	3,318,407	0.5
147,857		Gold Fields Ltd.	2,441,300	0.4
72,300		Impala Platinum Holdings Ltd.	1,583,127	0.3
			7,342,834	1.2
		South Korea: 1.7%
104,610	@	Korea Electric Power Corp.	2,599,576	0.4
230,000		KT Corp. ADR	3,424,700	0.6
5,802		Posco	2,134,878	0.3
18,885		SK Telecom Co., Ltd.	2,395,419	0.4
			10,554,573	1.7
		Spain: 1.6%
361,541		Banco Popular Espanol S.A.	1,557,329	0.2
338,985		Indra Sistemas S.A.	4,471,095	0.7
236,098		Telefonica S.A.	4,120,396	0.7
			10,148,820	1.6
		Sweden: 0.8%
228,562		Telefonaktiebolaget LM Ericsson	2,127,050	0.3
205,168		Swedbank AB	2,953,132	0.5
			5,080,182	0.8
		Switzerland: 4.3%
68,422		Nestle S.A.	3,926,332	0.6
132,019		Novartis AG	7,165,113	1.2
29,510		Roche Holding AG - Genusschein	5,006,505	0.8
316,700		STMicroelectronics NV	2,113,635	0.3
81,010		Swiss Re Ltd.	4,408,379	0.7
6,700		Swisscom AG	2,648,761	0.4
125,000		UBS AG - Reg	1,705,401	0.3
			26,974,126	4.3
		United Kingdom: 18.7%
141,330		AstraZeneca PLC	6,806,852	1.1
1,003,412		BAE Systems PLC	4,876,068	0.8
1,845,082		Barclays PLC	6,186,651	1.0
169,169		BHP Billiton PLC	5,686,912	0.9
966,681		BP PLC	7,271,923	1.2
80,700		BP PLC ADR	3,704,937	0.6
129,618		CRH PLC	2,578,360	0.4
84,600		Ensco International PLC ADR	4,453,344	0.7
439,351		GlaxoSmithKline PLC	9,772,799	1.6
2,828,220		Home Retail Group	4,793,115	0.8
687,308		HSBC Holdings PLC	5,742,522	0.9
110,489		Imperial Tobacco Group PLC	3,956,855	0.6

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom (continued)
1,595,534		ITV PLC	$1,887,857	0.3
270,300		J Sainsbury PLC	1,230,202	0.2
536,300		Kingfisher PLC	2,165,360	0.3
1,948,421		Legal & General Group PLC	3,545,666	0.6
2,750,039	@	Lloyds TSB Group PLC	1,329,877	0.2
469,251		Marks & Spencer Group PLC	2,420,690	0.4
332,085		Prudential PLC	3,673,186	0.6
75,618		Rio Tinto PLC	4,555,318	0.7
32,000		Signet Jewelers Ltd.	1,458,560	0.2
169,755		Standard Chartered PLC	4,102,606	0.6
1,563,187		Tesco PLC	7,882,426	1.3
3,203,442		Vodafone Group PLC	8,640,177	1.4
515,231		WM Morrison Supermarkets PLC	2,324,447	0.4
217,249		WPP PLC	2,557,613	0.4
194,861		Xstrata PLC	3,316,784	0.5
			116,921,107	18.7
		United States: 1.7%
129,600		Coca-Cola Enterprises, Inc.	3,471,984	0.6
69,600		Newmont Mining Corp.	4,279,008	0.7
75,634	@	TE Connectivity Ltd.	2,579,119	0.4
			10,330,111	1.7
		Total Common Stock
		(Cost $676,216,657)	611,521,827	97.8
PREFERRED STOCK: 0.6%
		Germany: 0.6%
20,379		Volkswagen AG	3,622,186	0.6

		Total Preferred Stock
		(Cost $3,231,668)	3,622,186	0.6

		Total Long-Term Investments
		(Cost $679,448,325)	615,144,013	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Securities Lending Collateral(cc)(1): 0.3%
582,217		Cantor Fitzgerald, Repurchase Agreement dated 01/31/12, 0.26%, due 02/01/12 (Repurchase Amount $582,221, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-12.500%, Market Value plus accrued interest $593,862, due 05/01/51-09/01/49)	582,217	0.1
1,000,000		Citigroup, Inc., Repurchase Agreement dated 01/31/12, 0.20%, due 02/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/01/18-01/20/42)	1,000,000	0.2
			1,582,217	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
5,785,903		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,785,903)	5,785,903	0.9

		Total Short-Term Investments
		(Cost $7,368,120)	7,368,120	1.2
		Total Investments in Securities (Cost $686,816,445)	$622,512,133	99.6
		Assets in Excess of Other Liabilities	2,409,465	0.4
		Net Assets	$624,921,598	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $700,009,161.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$43,051,371
		Gross Unrealized Depreciation	(120,548,399)
		Net Unrealized Depreciation	$(77,497,028)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.7%
Consumer Staples	9.2
Energy	11.0
Financials	19.4
Health Care	9.8
Industrials	8.4
Information Technology	8.8
Materials	8.5
Telecommunications	11.2
Utilities	3.4
Short-Term Investments	1.2
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 1/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,388,218	$—	$9,388,218
Belgium	—	4,463,080	—	4,463,080
Brazil	14,393,857	—	—	14,393,857
Canada	17,029,072	—	—	17,029,072
China	—	10,816,587	—	10,816,587
Finland	—	10,667,083	—	10,667,083
France	—	52,929,298	—	52,929,298
Germany	—	44,578,508	—	44,578,508
Hong Kong	—	4,193,184	700,186	4,893,370
Israel	3,975,953	1,443,492	—	5,419,445
Italy	—	31,996,501	—	31,996,501
Japan	1,424,036	148,678,820	—	150,102,856
Luxembourg	—	1,595,314	—	1,595,314
Mexico	3,388,592	—	—	3,388,592
Netherlands	—	47,138,667	—	47,138,667
Norway	—	1,780,078	—	1,780,078
Portugal	—	4,376,639	—	4,376,639
Singapore	—	9,212,909	—	9,212,909
South Africa	—	7,342,834	—	7,342,834
South Korea	3,424,700	7,129,873	—	10,554,573
Spain	—	10,148,820	—	10,148,820
Sweden	—	5,080,182	—	5,080,182
Switzerland	—	26,974,126	—	26,974,126
United Kingdom	9,616,841	107,304,266	—	116,921,107
United States	10,330,111	—	—	10,330,111
Total Common Stock	63,583,162	547,238,479	700,186	611,521,827
Preferred Stock	—	3,622,186	—	3,622,186
Short-Term Investments	5,785,903	1,582,217	—	7,368,120
Total Investments, at value	$69,369,065	$552,442,882	$700,186	$622,512,133

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended January 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended January 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2012
Asset Table
Investments, at value
Common Stock	$829,594	$—	$—	$—	$—	$(129,408)	$—	$—	$700,186
Total Investments, at value	$829,594	$—	$—	$—	$—	$(129,408)	$—	$—	$700,186

As of January 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,217.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 27, 2012